Leases (Details Narrative)			12 Months Ended
	Oct. 08, 2021 CNY (¥) a	Jul. 01, 2020 USD ($)	Sep. 30, 2023	Sep. 30, 2022
Weighted-average remaining lease term			1 year 6 months	1 year 10 months 24 days
Weighted-average discount rate			4.70%	4.70%
Represents the information pertaining to Hangzhou Forasen Technology Co., Ltd. [Member]
Annual rent	¥ 71,624
Area of office space leased | a	27,147
Prepaid total rent	¥ 358,120
Tahe Forestry Bureau.
Annual rent | $		$ 19,295